Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 1,710,703	10,356,086	10,391,278	6,620,318
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	281,173	1,702,140	1,281,336	819,239
Loss (gain) on disposal of fixed assets	(2,651)	(16,051)	(2,783)	31
Amortization of intangible assets	156,904	949,850	234,001	65,673
Deferred income tax, net	54,617	330,636	(59,030)	(64,701)
Share-based compensation	85,027	514,727	212,309	152,028
Provision for (reversal of) doubtful accounts	6,465	39,137	(847)	3,500
Investment income	(181,716)	(1,100,054)	(745,526)	(200,209)
Net gain from step-acquisition and settlement of pre-existing relationship	0	0	(486,339)	0
Assets impairment	3,997	24,197	169,180	47,886
Loss from equity method investments	959	5,806	294,229	179,408
Gain on disposal of a subsidiary	0	0	(15,238)	0
Other noncash (income) expense	3,171	19,186	(57,544)	(36,813)
Changes in operating assets and liabilities, net of effects of acquisitions:
Restricted cash	(25,015)	(151,435)	85,429	(156,219)
Accounts receivable	(127,821)	(773,787)	(338,602)	(282,467)
Other assets	(215,294)	(1,303,334)	(10,664)	(211,719)
Amounts due from related parties	(9)	(54)	(794,508)	(151,068)
Customer advances and deposits	143,155	866,620	489,769	519,716
Accounts payable and accrued liabilities	331,295	2,005,559	778,003	817,649
Deferred revenue	20,210	122,347	31,416	(46,327)
Deferred income	32,917	199,272	199,785	49,721
Amounts due to related parties	351	2,123	340,340	53,173
Net cash generated from operating activities	2,278,438	13,792,971	11,995,994	8,178,819
Cash flows from investing activities:
Acquisition of fixed assets	(455,363)	(2,756,629)	(2,310,860)	(1,762,114)
Acquisition of computer parts	(2,014)	(12,194)	(28,901)	(104,064)
Disposal of fixed assets	3,052	18,476	6,785	2,461
Acquisition of businesses, net of cash acquired (Note 3)	(2,180,671)	(13,201,126)	(820,526)	(1,945,870)
Acquisition of intangible assets	(150,275)	(909,717)	(190,303)	(433,591)
Capitalization of software costs	(404)	(2,448)	(36,315)	(42,687)
Purchases of held-to-maturity investments	(5,028,541)	(30,441,279)	(26,368,017)	(10,872,774)
Sales and maturities of held-to-maturity investments	4,883,302	29,562,045	19,351,949	1,484,968
Purchases of available-for-sale investments	(8,907,224)	(53,921,661)	(6,774,500)	(100,000)
Sales and maturities of available-for-sale investments	8,085,602	48,947,811	3,477,463	0
Purchases of other long-term investments	(57,876)	(350,361)	(58,666)	(488,905)
Proceeds from disposal of long-term investments	0	0	0	12,047
Cash distribution of long-term investments	684	4,143	2,811	0
Payments to acquire subsidiaries' shares from noncontrolling interests	(42,929)	(259,879)	(1,020)	0
Net cash used in investing activities	(3,852,657)	(23,322,819)	(13,750,100)	(14,250,529)
Cash flows from financing activities:
Proceeds from issuance of subsidiaries' shares	230,815	1,397,283	100,460	43,970
Proceeds from short-term loans	0	0	0	125,878
Repayment of short-term loans	(7,797)	(47,200)	(124,602)	0
Proceeds from long-term loans	354,238	2,144,450	355,499	2,232,778
Repayment of long-term loans	(354,238)	(2,144,450)	(140,000)	0
Proceeds from issuance of notes payable	1,009,498	6,111,200	9,334,777	0
Payment of capital lease obligation	(6,051)	(36,629)	(27,124)	0
Payment of debt issuance costs	(6,508)	(39,400)	(37,099)	0
Proceeds from exercise of share options	25,820	156,307	56,974	23,184
Net cash generated from financing activities	1,245,777	7,541,561	9,518,885	2,425,810
Effect of exchange rate changes on cash and cash equivalents	(33,128)	(200,548)	(11,629)	(8,594)
Net increase (decrease) in cash and cash equivalents	(361,570)	(2,188,835)	7,753,150	(3,654,494)
Cash and cash equivalents at beginning of the year	1,962,541	11,880,632	4,127,482	7,781,976
Cash and cash equivalents at end of the year	1,600,971	9,691,797	11,880,632	4,127,482
Supplemental disclosures:
Interests paid	49,896	302,055	38,027	17,521
Income taxes paid	273,636	1,656,513	1,641,853	1,165,218
Non-cash investing and financing activities:
Capital lease obligation	7,525	45,554	56,220	47,885
Acquisition of fixed assets included in accounts payable and accrued liabilities	130,029	787,154	332,473	245,794
Acquisition of other non-current assets included in accounts payable and accrued liabilities	6,658	40,303	39,165	30,938
Non-cash acquisitions of investments	0	0	705,281	194,286
Non-cash acquisitions of subsidiaries	$ 0	0	338,447	0